Shareholders’ Equity (Deficit) (Details) - Schedule of options activity - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Options Activity [Abstract]
Outstanding - beginning, Amount of options	863,264	765,576
Outstanding - beginning, Weighted average exercise price	$ 0.614	$ 0.55
Granted, Amount of options	145,000	351,000
Granted, Weighted average exercise price	$ 0.184	$ 0.323
Exercised, Amount of options	(4,666)	(241,533)
Exercised, Weighted average exercise price	$ 0.003	$ 0.003
Expired or forfeited, Amount of options	(15,334)	(11,779)
Expired or forfeited, Weighted average exercise price	$ 0.003	$ 0.003
Outstanding - end, Amount of options	988,264	863,264
Outstanding - end, Weighted average exercise price	$ 0.563	$ 0.614
Exercisable at end, Amount of options	753,236	564,846
Exercisable at end, Weighted average exercise price	$ 0.703	$ 0.92